Fees Summary	Dec. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 629,780,000.00
Previously Paid Amount	0.00
Total Fee Amount	86,972.62
Total Offset Amount	0.00
Net Fee	$ 86,972.62